Consolidated Statement of Financial Position € in Thousands, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Assets
Intangible assets	€ 2,495	€ 1,023	€ 1,550
Property, plant and equipment	16,692	14,961	13,782
Deferred tax assets	1,978	1,957	1,726
Non-current R&D incentives receivables	64,001	54,188	49,384
Non-current restricted cash	1,158	1,098	1,046
Other non-current assets	2,303	2,880	557
Non-currents assets	88,627	76,107	68,044
Inventories	279	300	325
Trade and other receivables	27,966	9,728	3,931
Current R&D incentives receivables	11,782	10,154	9,161
Cash and cash equivalents	1,151,211	973,241	340,314
Current restricted cash		6,570	6,857
Current financial asset from share subscription agreement			8,371
Other current assets	6,409	7,239	5,512
Current assets	1,197,647	1,007,232	374,471
Total assets	1,286,274	1,083,338	442,514
Equity and liabilities
Share capital	233,414	223,928	185,399
Share premium account	993,025	649,135	357,402
Other reserves	(1,260)	(1,000)	(18)
Translation differences	(1,754)	(1,090)	(467)
Accumulated losses	(211,441)	(112,272)	(177,317)
Total equity	1,011,983	758,701	364,999
Pension liabilities	3,582	3,520	2,693
Provisions	65	63	55
Finance lease liabilities		9	63
Other non-current liabilities	1,597	2,469	2,291
Non-current deferred income	97,348	214,785
Non-current liabilities	102,592	220,846	5,103
Finance lease liabilities	9	54	52
Trade and other payables	47,122	31,269	29,482
Current tax payable	865	1,022	2,583
Accrued charges	1,159	619	490
Current deferred income	122,544	70,827	39,806
Current liabilities	171,699	103,791	72,412
Total liabilities	274,291	324,637	77,515
Total equity and liabilities	€ 1,286,274	€ 1,083,338	€ 442,514